Other income and gains	6 Months Ended
Jun. 30, 2025
Other Income And Gains
Other income and gains

4.	Other income and gains

	(Unaudited)	(Unaudited)	(Unaudited)
	Six-month ended	Six-month ended	Six-month ended
	June 30, 2025	June 30, 2025	June 30, 2024
	US$	HK$	HK$

Interest income	15,301	120,110	505,639
Rental income	64,244	504,307	141,425
Sponsorship income	8,240	64,688	324,988
Government grant	7,485	58,754	14,336
Sundry income	86,754	681,009	483,904

	182,024	1,428,868	1,470,292